Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2020
Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	16.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	26.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	16.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	12.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	6.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	2.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	2.00%
Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	18.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	31.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	15.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	9.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	5.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	2.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	3.80%